LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders:	$ (13,691)	¥ (88,691,000)	¥ (6,841,000)	¥ (34,229,000)
Denominator:
Number of shares outstanding, opening	413,147,475	413,147,475	373,380,252	362,102,972
Weighted average number of shares issued	1,423,986	1,423,986	53,904,519	813,568
Weighted average number of shares repurchased	(7,421,952)	(7,421,952)	(23,882,843)
Weighted-average number of shares outstanding - Basic	407,149,509	407,149,509	403,401,928	362,916,540
Weighted-average number of shares outstanding - Diluted	407,149,509	407,149,509	403,401,928	362,916,540
Loss per share
Basic (in CNY or dollars per share) | (per share)	$ (0.03)	¥ (0.22)	¥ (0.02)	¥ (0.09)
Diluted (in CNY or dollars per share) | (per share)	$ (0.03)	¥ (0.22)	¥ (0.02)	¥ (0.09)
Options exercised (in shares)	8,776,032	8,776,032
Restricted shares vested (in shares)	9,291,500	9,291,500
Ordinary shares
Loss per share
Share issued to depository bank (in shares)	163,904	163,904	31,379,008
Consideration received from issuance of share | ¥		¥ 0	¥ 0